Benefit Plans - Fair Value of Assets of Company's Benefit Plans Held in Master Trust (Detail) (USD $) In Millions, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Changes in Plan Assets
Total plan assets at fair value	$ 2,031	$ 1,827
Common Stock [Member]
Changes in Plan Assets
Total plan assets at fair value	554	548
Common collective trusts-fixed income [Member]
Changes in Plan Assets
Total plan assets at fair value	247	258
Common collective trusts - equity [Member]
Changes in Plan Assets
Total plan assets at fair value	335	301
Government Securities [Member]
Changes in Plan Assets
Total plan assets at fair value	152	191
Mutual Funds [Member]
Changes in Plan Assets
Total plan assets at fair value	272	181
Corporate bonds [Member]
Changes in Plan Assets
Total plan assets at fair value	183	102
Real Estate Partnerships [Member]
Changes in Plan Assets
Total plan assets at fair value	136	113
Private Equity [Member]
Changes in Plan Assets
Total plan assets at fair value	110	88
Mortgage backed securities [Member]
Changes in Plan Assets
Total plan assets at fair value	35	39
Other [Member]
Changes in Plan Assets
Total plan assets at fair value	7	6
Level 1 [Member]
Changes in Plan Assets
Total plan assets at fair value	668	657
Level 1 [Member] | Common Stock [Member]
Changes in Plan Assets
Total plan assets at fair value	554	548
Level 1 [Member] | Government Securities [Member]
Changes in Plan Assets
Total plan assets at fair value	60	108
Level 1 [Member] | Mutual Funds [Member]
Changes in Plan Assets
Total plan assets at fair value	51	1
Level 1 [Member] | Other [Member]
Changes in Plan Assets
Total plan assets at fair value	3
Level 2 [Member]
Changes in Plan Assets
Total plan assets at fair value	1,117	969
Level 2 [Member] | Common collective trusts-fixed income [Member]
Changes in Plan Assets
Total plan assets at fair value	247	258
Level 2 [Member] | Common collective trusts - equity [Member]
Changes in Plan Assets
Total plan assets at fair value	335	301
Level 2 [Member] | Government Securities [Member]
Changes in Plan Assets
Total plan assets at fair value	92	83
Level 2 [Member] | Mutual Funds [Member]
Changes in Plan Assets
Total plan assets at fair value	221	180
Level 2 [Member] | Corporate bonds [Member]
Changes in Plan Assets
Total plan assets at fair value	183	102
Level 2 [Member] | Mortgage backed securities [Member]
Changes in Plan Assets
Total plan assets at fair value	35	39
Level 2 [Member] | Other [Member]
Changes in Plan Assets
Total plan assets at fair value	4	6
Level 3 [Member]
Changes in Plan Assets
Total plan assets at fair value	246	201
Level 3 [Member] | Real Estate Partnerships [Member]
Changes in Plan Assets
Total plan assets at fair value	136	113	87
Level 3 [Member] | Private Equity [Member]
Changes in Plan Assets
Total plan assets at fair value	$ 110	$ 88	$ 59